Shareholder Report, Average Annual Return (Details)		8 Months Ended	12 Months Ended	29 Months Ended	34 Months Ended	52 Months Ended	60 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	89 Months Ended	93 Months Ended	97 Months Ended	105 Months Ended	107 Months Ended	114 Months Ended	120 Months Ended
		Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026	Feb. 28, 2026
C000171065 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan BetaBuilders USD High Yield Corporate Bond ETF - Net Asset Value
Average Annual Return, Percent			7.00%				4.25%									4.91%
C000172198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Ultra-Short Income ETF - Net Asset Value
Average Annual Return, Percent			4.72%				3.49%							2.99%
C000172241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan International Bond Opportunities ETF - Net Asset Value
Average Annual Return, Percent			7.85%				3.28%								3.88%
C000196949 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan USD Emerging Markets Sovereign Bond ETF - Net Asset Value
Average Annual Return, Percent			11.64%				1.90%						2.75%
C000200807 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan BetaBuilders MSCI US REIT ETF - Net Asset Value
Average Annual Return, Percent			7.63%				7.50%					7.04%
C000205212 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Core Plus Bond ETF - Net Asset Value
Average Annual Return, Percent			7.13%				1.51%	3.17%
C000205215 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Municipal ETF - Net Asset Value
Average Annual Return, Percent			4.72%				1.73%			3.23%
C000205216 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Ultra-Short Municipal Income ETF - Net Asset Value
Average Annual Return, Percent			3.22%				2.22%				2.17%
C000206281 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan BetaBuilders USD Investment Grade Corporate Bond ETF - Net Asset Value
Average Annual Return, Percent			6.58%				0.74%		3.34%
C000206282 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan BetaBuilders U.S. Aggregate Bond ETF - Net Asset Value
Average Annual Return, Percent			6.23%				0.31%		2.14%
C000225677 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Short Duration Core Plus ETF - Net Asset Value
Average Annual Return, Percent			6.12%				2.64%
C000229632 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Income ETF - Net Asset Value
Average Annual Return, Percent			6.73%			3.66%
C000231436 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Inflation Managed Bond ETF - Net Asset Value
Average Annual Return, Percent			5.98%				2.81%											3.12%
C000231439 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Realty Income ETF - Net Asset Value
Average Annual Return, Percent			6.00%				6.82%											6.75%
C000240901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF - Net Asset Value
Average Annual Return, Percent			4.70%		4.42%
C000240902 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan BetaBuilders U.S. Treasury Bond 3-10 Year ETF - Net Asset Value
Average Annual Return, Percent			6.45%		4.23%
C000240903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan BetaBuilders U.S. Treasury Bond 20+ Year ETF - Net Asset Value
Average Annual Return, Percent			2.69%		(0.63%)
C000241196 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan High Yield Municipal ETF - Net Asset Value
Average Annual Return, Percent			3.94%				0.97%											2.48%
C000241197 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Limited Duration Bond ETF - Net Asset Value
Average Annual Return, Percent			5.60%				3.29%											2.87%
C000241198 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Sustainable Municipal Income ETF - Net Asset Value
Average Annual Return, Percent			4.94%				1.47%											2.08%
C000244901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Active Bond ETF - Net Asset Value
Average Annual Return, Percent			7.20%	8.70%
C000255145 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Active High Yield ETF - Net Asset Value
Average Annual Return, Percent	[1]	5.08%
C000257464 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Mortgage-Backed Securities ETF - Net Asset Value
Average Annual Return, Percent			7.76%				1.69%										2.64%
C000260023 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Flexible Debt ETF - Net Asset Value
Average Annual Return, Percent			7.44%				3.97%										4.23%
ICE BofA US High Yield Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US High Yield Index
Average Annual Return, Percent			7.02%				4.51%									5.45%
Bloomberg U S Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		5.44% [1]	6.26%	7.14%	4.63%	0.36%	0.42%	2.16%	2.32%					1.93%		1.76%		1.97%
ICE BofA 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA 3-Month US Treasury Bill Index
Average Annual Return, Percent			4.04%				3.29%							2.49%			2.24%
Bloomberg Multiverse ex USA USD Hedged Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Multiverse ex-USA (USD Hedged) Index
Average Annual Return, Percent			4.29%				1.64%								2.62%
JPMorgan Emerging Markets Risk Aware Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			JPMorgan Emerging Markets Risk-Aware Bond Index
Average Annual Return, Percent			11.99%				2.40%						3.29%
Bloomberg Global Aggregate Index Unhedged USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Index - Unhedged USD
Average Annual Return, Percent			8.23%				(1.23%)						0.55%
MSCI US REIT Custom Capped Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI US REIT Custom Capped Index
Average Annual Return, Percent			7.81%				7.64%					7.17%
MSCI USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI USA Index
Average Annual Return, Percent			16.57%				13.58%					14.22%
Bloomberg U S 1 15 Year Blend 1 17 Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. 1-15 Year Blend (1-17) Municipal Bond Index
Average Annual Return, Percent			5.61%				1.74%			2.85%								2.34%
Bloomberg US Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg US Municipal Index
Average Annual Return, Percent			4.96%				1.44%			2.84%	2.88%							2.43%
Bloomberg 1 Year Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-Year Municipal Bond Index
Average Annual Return, Percent			3.49%				1.90%				1.98%
Bloomberg U S Corporate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Corporate Bond Index
Average Annual Return, Percent			6.58%				0.81%		3.47%
Bloomberg 1 5 Year Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-5 Year Government/Credit Index
Average Annual Return, Percent			5.52%				1.82%
Bloomberg U S Intermediate Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Intermediate Aggregate Index
Average Annual Return, Percent			6.58%				1.16%											2.04%
Bloomberg 1 10 Year U S TIPS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-10 Year U.S. TIPS Index
Average Annual Return, Percent			5.79%				2.81%											3.24%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Average Annual Return, Percent			16.99%				14.19%											15.50%
FTSE NAREIT All Equity REITs Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			FTSE NAREIT All Equity REITs Index
Average Annual Return, Percent			7.41%				6.41%											7.26%
MSCI US REIT Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI US REIT Index
Average Annual Return, Percent			9.27%				7.99%											7.24%
ICE US Treasury 1 3 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE US Treasury 1-3 Year Bond Index
Average Annual Return, Percent			4.73%		4.46%
ICE US Treasury 3 10 Year Bond Index Total Return in USD [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE US Treasury 3-10 Year Bond Index Total Return in USD
Average Annual Return, Percent			6.46%		4.25%
ICE US Treasury 20 Year Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE US Treasury 20+ Year Bond Index
Average Annual Return, Percent			2.69%		(0.64%)
Bloomberg High Yield Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg High Yield Municipal Bond Index
Average Annual Return, Percent			3.11%				2.52%											4.45%
Bloomberg 65 High Grade Index 35 High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 65% High Grade Index / 35% High Yield Total Return Index
Average Annual Return, Percent			4.32%				1.82%											3.15%
Bloomberg 1 3 Year U S Government Credit Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Average Annual Return, Percent			4.92%				2.12%											2.10%
ICE BofA US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			ICE BofA US High Yield Constrained Index
Average Annual Return, Percent	[1]	5.06%
Bloomberg U S MBS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. MBS Index
Average Annual Return, Percent			7.54%				0.68%										1.63%

[1]	Not annualized.